SEGMENT INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended													12 Months Ended
	Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017 [1]	Jun. 30, 2017 [1]	Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016 [1]	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information
Operating revenues	$ 279		$ 311	[1]	$ 299	$ 303	$ 298	[1]	$ 293	[1]	$ 254	$ 298	$ 280	$ 1,211	[1]	$ 1,125	[1]	$ 1,045
Depreciation and amortization	44						41							169		158		145
Interest expense — net	55						53							224		211		204
Income (loss) before income taxes	108						127							515		343		384
Total income tax provision	26						47							196		97		142
NET INCOME	82		76	[1]	$ 82	$ 81	80	[1]	56	[1]	$ 51	$ 74	$ 65	319	[1]	246	[1]	242
Property, plant and equipment (net of accumulated depreciation and amortization of $1,675 and $1,575, respectively)	7,455		7,309						6,698					7,309		6,698		6,110
Goodwill	950		950						950					950		950		950
Total assets	8,995		8,823	[2]					8,223	[2]				8,823	[2]	8,223	[2]	7,555	[2],[3]
Capital expenditures	176						204							755		750		701
Regulated Operating Subsidiaries
Segment Reporting Information
Operating revenues	287						305							1,241		1,140	[4]	1,044
Depreciation and amortization														168		157	[4]	144
Interest expense — net														104		99	[4]	97
Income (loss) before income taxes	143						162							664		597	[4]	530
Total income tax provision														207		227	[4]	201
NET INCOME	106						99							457		371	[4]	329
Property, plant and equipment (net of accumulated depreciation and amortization of $1,675 and $1,575, respectively)			7,299						6,687	[4]				7,299		6,687	[4]	6,094
Goodwill			950						950	[4]				950		950	[4]	950
Total assets	8,836		8,688						8,162	[4]				8,688		8,162	[4]	7,463
Capital expenditures														761		758	[4]	705
ITC Holdings and Other
Segment Reporting Information
Operating revenues														0		1		1
Depreciation and amortization														1		1		1
Interest expense — net														120		112		107
Income (loss) before income taxes	(35)						(35)							(149)		(254)		(146)
Total income tax provision														(11)		(130)		(59)
NET INCOME	82						80							319		246		242
Property, plant and equipment (net of accumulated depreciation and amortization of $1,675 and $1,575, respectively)			10						11					10		11		16
Total assets	4,815		4,799						4,503					4,799		4,503		4,148
Capital expenditures																0		3
Reconciliations and Eliminations
Segment Reporting Information
Operating revenues	(8)						(7)							(30)		(16)		0
NET INCOME	(106)						$ (99)							(457)		(371)		(329)
Total assets	$ (4,656)	[5]	$ (4,664)	[5]					$ (4,442)					(4,664)	[5]	(4,442)		(4,056)
Capital expenditures														$ (6)		$ (8)		$ (7)

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.
[2]	Reconciliation of total assets results primarily from differences in the netting of deferred tax assets and liabilities at our Regulated Operating Subsidiaries as compared to the classification in our consolidated statements of financial position.
[3]	All amounts presented reflect the change in authoritative guidance on the presentation of debt issuance costs on the balance sheet. This change was adopted retrospectively by us in 2016.
[4]	Amounts include the results of operations and capital expenditures from ITC Interconnection for the period June 1, 2016 through December 31, 2016.
[5]	Reconciliation of total assets results primarily from differences in the netting of deferred tax assets and liabilities in our segments as compared to the classification in our condensed consolidated statements of financial position